UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period ________________ to ------------------_______________

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ________________ to ________________

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2015 to December 31, 2015

Date of Report (Date of earliest event reported): February 4, 2016

Mercedes-Benz Financial Services USA LLC1
(Exact name of securitizer as specified in its charter)

025-00282 (Commission File Number of securitizer)	0001540252 (Central Index Key Number of securitizer)

Steven C. Poling, Esq.
Mercedes-Benz Financial Services USA LLC
(248) 991-6632
(Name and telephone number, including area code,
of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

1 Mercedes-Benz Financial Services USA LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the auto loan, auto lease and floorplan finance asset classes, including asset-backed securities registered by the following affiliated registrants: (i) auto loans -- Daimler Retail Receivables LLC (Central Index Key Number 0001463814) and (ii) auto leases – Daimler Trust Leasing LLC (Central Index Key Number 0001537805).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Mercedes-Benz Financial Services USA LLC (Securitizer)

By:	/s/ Brian T. Stevens
Name:	Brian T. Stevens
Title:	Vice President and Controller

Date: February 4, 2016